Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares SGD ($) shares	Ordinary Shares USD ($) shares	Addition Paid in capital SGD ($)	Addition Paid in capital USD ($)	Retained earning SGD ($)	Retained earning USD ($)	Accumulated other comprehensive loss SGD ($)	Accumulated other comprehensive loss USD ($)	SGD ($) shares		USD ($) shares
Balance at Mar. 31, 2023	[1]	$ 1,707		$ 3,377,293		$ 7,850,904				$ 11,229,904
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	12,500,000	12,500,000
Net income						2,097,367				2,097,367	[1]
Balance (in Dollars) at Sep. 30, 2023		$ 1,707		3,377,293		9,948,271				13,327,271	[1]
Balance (in Shares) at Sep. 30, 2023 | shares		12,500,000	12,500,000
Balance at Mar. 31, 2024		$ 1,707		3,377,293		11,206,313				$ 14,585,313	[1]
Balance (in Shares) at Mar. 31, 2024 | shares		12,500,000	12,500,000							125,000,000	[2]	125,000,000	[2]
Issuance of ordinary shares		$ 271		8,005,307						$ 8,005,578	[1]
Issuance of ordinary shares (in Shares) | shares		2,000,000	2,000,000
Net income						1,117,007				1,117,007	[1]	$ 870,553
Foreign currency translation adjustment								(388,769)		(388,769)	[1]
Balance (in Dollars) at Sep. 30, 2024		$ 1,978	$ 1,542	$ 11,382,600	$ 8,871,172	$ 12,323,320	$ 9,604,334	$ (388,769)	$ (302,992)	$ 23,319,129	[1]	$ 18,174,056	[1]
Balance (in Shares) at Sep. 30, 2024 | shares		14,500,000	14,500,000							14,500,000	[2]	14,500,000	[2]

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.
[2]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.